SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Beginning Balance	$ 7,111,624	$ 7,469,820	$ 3,604,480
Additional capitalization	2,815,127	294,540	4,723,463
Asset retirement costs		(42,998)	188,873
Depletion	(575,861)	(609,738)	(1,046,996)
Ending Balance	$ 9,350,890	$ 7,111,624	$ 7,469,820